Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined contribution plan, employer discretionary contribution amount	$ 441	$ 277